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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12/31/05
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Haverford Financial Services
                 -------------------------------
   Address:      Two Radnor Corp Center
                 -------------------------------
                 Suite 420
                 -------------------------------
                 Radnor, PA 19087
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Leo J. Karwejna
         -------------------------------
Title:   COO/CCO
         -------------------------------
Phone:   610 293 7200
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Leo Karwejna                 Radnor, PA          3/3/06
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                          NONE
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                        --------------------

Form 13F Information Table Entry Total:              93
                                        --------------------

Form 13F Information Table Value Total:    $217,064,000
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

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                                                                          PAGE 1

                         HAVER FORD FINANCIAL SERVICES
                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 12/31/05

      COLUMN 1                 COLUMN 2      COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
------------------------- ----------------- --------- -------- ---------------------- ----------- --------- -----------------------
                                                       VALUE   SHRS OR   SH/   PUT/   INVESTMENT  OTHER         VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION  MANAGERS    SOLE   SHARED   NONE
------------------------- ----------------- --------- -------- --------- ----- ------ ----------- --------- ------- -------- ------
3M CO COM                      COM          88579Y101     2340     30190 SH           DEFINED                 27018      260   2912
3M CO COM                      COM          88579Y101        6        82 SH           OTHER                       0        0     82
ABBOTT LABS                    COM             2824100    2378     60321 SH           DEFINED                 52056      740   7525
ABBOTT LABS                    COM             2824100       9       216 SH           OTHER                       0        0    216
ADVSRS INNR CIRCLE HAVFRD GRW  MUTUAL FUNDS 0075W0866      132     12977 SH           SOLE                     6201      453   6323
AFLAC INC COM                  COM             1055102    2617     56371 SH           DEFINED                 49810      635   5926
AFLAC INC COM                  COM             1055102       9       193 SH           OTHER                       0        0    193
ALLERGAN INC COM               COM            18490102     580      5370 SH           SOLE                     5370        0      0
ALTRIA GROUP INC COM           COM          02209S103      218      2924 SH           SOLE                     2299        0    625
AMERICAN EXPRESS CO            COM            25816109    1728     33578 SH           DEFINED                 28176      364   5038
AMERICAN EXPRESS CO            COM            25816109       6       115 SH           OTHER                       0        0    115
AMERICAN INTL GROUP INC COM    COM            26874107    4073     59696 SH           DEFINED                 48634      610  10452
AMERICAN INTL GROUP INC COM    COM            26874107      13       191 SH           OTHER                       0        0    191
AUTOMATIC DATA PROCESSING COM  COM            53015103    2986     65058 SH           DEFINED                 52651      635  11772
AUTOMATIC DATA PROCESSING COM  COM            53015103       9       205 SH           OTHER                       0        0    205
BANK AMER CORP COM             COM            60505104     350      7579 SH           SOLE                     5167        0   2412
BECTON DICKINSON & CO COM      COM            75887109    2401     39956 SH           DEFINED                 35784      455   3717
BECTON DICKINSON & CO COM      COM            75887109       9       147 SH           OTHER                       0        0    147
BRISTOL MYERS SQUIBB CO        COM           110122108    4621    201100 SH           SOLE                   200700        0    400
BRYN MAWR BK CORP COM          COM           117665109   28504   1315960 SH           SOLE                        0  1315960      0
CAPITAL ONE FINL CORP COM      COM          14040H105      285      3297 SH           SOLE                     3297        0      0
CHI MRCNTL EXCHANGE CL A       COM           167760107     308       839 SH           SOLE                      839        0      0
CITIGROUP INC COM              COM           172967101    4764     98163 SH           DEFINED                 87198     1065   9900
CITIGROUP INC COM              COM           172967101      13       277 SH           OTHER                       0        0    277
COCA COLA CO                   COM           191216100    2127     52767 SH           DEFINED                 43791      445   8531
COCA COLA CO                   COM           191216100       6       143 SH           OTHER                       0        0    143
COLGATE PALMOLIVE CO           COM           194162103    3720     67819 SH           DEFINED                 58963      745   8111
COLGATE PALMOLIVE CO           COM           194162103      13       239 SH           OTHER                       0        0    239
CROWN LABS INC COM PAR $0.001  COM           228392304       0     20000 SH           SOLE                        0        0  20000
EXPEDITORS INTL WASH INC COM   COM           302130109     324      4792 SH           SOLE                     4792        0      0
EXXON MOBIL CORP COM           COM          30231G102     5096     90729 SH           DEFINED                 78173      655  11901
EXXON MOBIL CORP COM           COM          30231G102       11       199 SH           OTHER                       0        0    199
FIRST DATA CORP COM            COM           319963104     365      8486 SH           SOLE                     8371        0    115
GANNETT INC DEL                COM           364730101    2423     40005 SH           DEFINED                 34336      505   5164
GANNETT INC DEL                COM           364730101       6        96 SH           OTHER                       0        0     96
GENERAL ELEC CO                COM           369604103    5736    163644 SH           DEFINED                136822     1530  25292
GENERAL ELEC CO                COM           369604103      17       480 SH           OTHER                       0        0    480
HOME DEPOT INC COM             COM           437076102    4018     99259 SH           DEFINED                 83773      990  14496
HOME DEPOT INC COM             COM           437076102      13       327 SH           OTHER                       0        0    327
IBM COM                        COM           459200101     226      2751 SH           SOLE                     1266        0   1485
INTEGRA LIFESCIENCES HLDGS CCO COM           457985208     266      7500 SH           SOLE                     7500        0      0
INTEL CORP COM                 COM           458140100    3829    153386 SH           DEFINED                128152     1475  23759
INTEL CORP COM                 COM           458140100      11       451 SH           OTHER                       0        0    451
J M SMUCKER & CO COM           COM           832696405     205      4649 SH           SOLE                     4636        0     13
J P MORGAN CHASE & CO COM      COM          46625H100    17813    448801 SH           SOLE                   442799        0   6002
JOHNSON CTLS INC COM           COM           478366107    2251     30879 SH           DEFINED                 27579      320   2980
JOHNSON CTLS INC COM           COM           478366107       7        98 SH           OTHER                       0        0     98
JOHNSON & JOHNSON              COM           478160104   27481    457247 SH           DEFINED                444884      770  11593
JOHNSON & JOHNSON              COM           478160104      14       239 SH           OTHER                       0        0    239
LILLY ELI AND COMPANY          COM           532457108     246      4346 SH           SOLE                     3979        0    367
LOWES COS INC COM              COM           548661107    2793     41904 SH           DEFINED                 37206      350   4348

      COLUMN 1                 COLUMN 2      COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
------------------------- ----------------- --------- -------- ---------------------- ----------- --------- -----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------------- ----------------- --------- -------- --------- ----- ------ ----------- --------- ------- -------- ------
LOWES COS INC COM              COM           548661107      14       205 SH           OTHER                       0        0    205
MCDONALDS CORP                 COM           580135101     289      8562 SH           SOLE                     2462        0   6100
MCGRAW-HILL COMPANIES INC COM  COM           580645109    3124     60501 SH           DEFINED                 49853      575  10073
MCGRAW-HILL COMPANIES INC COM  COM           580645109       9       183 SH           OTHER                       0        0    183
MEDTRONIC INC COM              COM           585055106    3157     54831 SH           DEFINED                 48126      515   6190
MEDTRONIC INC COM              COM           585055106      10       166 SH           OTHER                       0        0    166
MEMRY CORP COM NEW             COM           586263204     265    138589 SH           SOLE                   138589        0      0
MERCK & CO INC                 COM           589331107     241      7579 SH           SOLE                     2279        0   5300
MICROSOFT                      COM           594918104    3895    148958 SH           DEFINED                128852     1445  18661
MICROSOFT                      COM           594918104      12       469 SH           OTHER                       0        0    469
NOVARTIS AG SPONSORED ADR      COM          66987V109     1936     36888 SH           DEFINED                 32620      415   3853
NOVARTIS AG SPONSORED ADR      COM          66987V109        9       175 SH           OTHER                       0        0    175
NUVEEN INVTS INC CL A          COM          67090F106    32857    770934 SH           SOLE                   768574        0   2360
PAYCHEX INC COM                COM           704326107     333      8736 SH           SOLE                     8736        0      0
PEPSICO INC                    COM           713448108    3893     65895 SH           DEFINED                 56151      570   9174
PEPSICO INC                    COM           713448108      11       179 SH           OTHER                       0        0    179
PFIZER INC                     COM           717081103    2553    109477 SH           DEFINED                 87410     1280  20787
PFIZER INC                     COM           717081103       8       355 SH           OTHER                       0        0    355
PRAXAIR INC COM                COM          74005P104      357      6749 SH           SOLE                     6749        0      0
PRECIENT APPLIED INTELLIGENCE  COM           740925102       2     13500 SH           SOLE                        0        0  13500
PROCTER & GAMBLE COMPANY       COM           742718109    4230     73078 SH           DEFINED                 59121      560  13398
PROCTER & GAMBLE COMPANY       COM           742718109      10       180 SH           OTHER                       0        0    180
PRSRVTN SCIENCES INC COM       COM          74082G209        2     20000 SH           SOLE                        0        0  20000
QUALCOMM INC COM               COM           747525103     651     15123 SH           SOLE                    14873        0    250
SAFEGUARD SCIENTIFICS INC COM  COM           786449108      24     12250 SH           SOLE                        0        0  12250
SHERWIN WILLIAMS CO COM        COM           824348106     636     14000 SH           SOLE                    14000        0      0
SPDR TR UNIT SER 1             COM          78462F103     1823     14638 SH           SOLE                    14583        0     55
STAPLES INC COM                COM           855030102     314     13848 SH           SOLE                    13848        0      0
SYSCO CORP COM                 COM           871829107    2809     90482 SH           DEFINED                 79395     1110   9977
SYSCO CORP COM                 COM           871829107      11       346 SH           OTHER                       0        0    346
TARGET CORP COM                COM           8.76E+110    2283     41523 SH           DEFINED                 33445      415   7663
TARGET CORP COM                COM           8.76E+110       7       130 SH           OTHER                       0        0    130
UNITED PARCEL SVC INC CL B     COM           911312106    2800     37260 SH           DEFINED                 33640      355   3265
UNITED PARCEL SVC INC CL B     COM           911312106       8       112 SH           OTHER                       0        0    112
WACHOVIA CORP 2ND COM          COM           929903102     226      4276 SH           SOLE                     3996        0    280
WAL MART STORES INC            COM           931142103    3332     71191 SH           DEFINED                 61206      723   9262
WAL MART STORES INC            COM           931142103      11       226 SH           OTHER                       0        0    226
WALGREEN COMPANY               COM           931422109     535     12091 SH           SOLE                    11503        0    588
WASHINGTON TR BANCORP INC COM  COM           940610108    2382     91000 SH           SOLE                    91000        0      0
WELLPOINT INC                  COM          94973V107      233      2926 SH           SOLE                     2926        0      0
WELLS FARGO & CO COM           COM           949746101    4369     69544 SH           DEFINED                 59094      775   9675
WELLS FARGO & CO COM           COM           949746101      17       269 SH           OTHER                       0        0    269